Condensed Consolidating Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities:
Net cash provided by operating activities	$ 48,542	$ 50,354	$ 104,503	$ 150,204	$ 190,527
Investing activities:
Capital expenditures	(2,999)	(3,310)	(14,903)	(14,393)	(9,178)
Cost of subscriber accounts acquired	(28,850)	(24,560)	(140,450)	(142,909)	(201,381)
Net cash used in investing activities	(31,849)	(27,870)	(155,353)	(157,302)	(210,559)
Financing activities:
Proceeds from long-term debt	43,100	50,000	248,800	187,950	1,280,700
Payments on long-term debt	(18,400)	(47,750)	(184,100)	(175,250)	(1,238,059)
Payments of financing costs	(14,720)	0	(9,682)	0	(16,946)
Value of shares withheld for share-based compensation	(1)	(42)	(93)	(477)	(121)
Dividend to Ascent Capital	(5,000)		(5,000)	(5,000)	(5,000)
Net cash provided by financing activities	4,979	2,208	49,925	7,223	20,574
Net increase in cash, cash equivalents and restricted cash	21,672	24,692	(925)	125	542
Cash, cash equivalents and restricted cash at beginning of period	2,377	3,302	3,302	3,177	2,635
Cash, cash equivalents and restricted cash at end of period	24,049	27,994	2,377	3,302	3,177
Eliminations
Operating activities:
Net cash provided by operating activities	0	0	0	0	0
Investing activities:
Capital expenditures	0	0	0	0	0
Cost of subscriber accounts acquired	0	0	0	0	0
Net cash used in investing activities	0	0	0	0	0
Financing activities:
Proceeds from long-term debt	0	0	0	0	0
Payments on long-term debt	0	0	0	0	0
Payments of financing costs	0		0		0
Value of shares withheld for share-based compensation	0	0	0	0	0
Dividend to Ascent Capital	0		0	0	0
Net cash provided by financing activities	0	0	0	0	0
Net increase in cash, cash equivalents and restricted cash	0	0	0	0	0
Cash, cash equivalents and restricted cash at beginning of period	0	0	0	0	0
Cash, cash equivalents and restricted cash at end of period	0	0	0	0	0
Parent Company
Operating activities:
Net cash provided by operating activities	48,344	50,059	102,569	147,350	181,384
Investing activities:
Capital expenditures	(2,999)	(3,004)	(14,327)	(13,213)	(7,997)
Cost of subscriber accounts acquired	(28,545)	(24,328)	(138,986)	(140,394)	(193,790)
Net cash used in investing activities	(31,544)	(27,332)	(153,313)	(153,607)	(201,787)
Financing activities:
Proceeds from long-term debt	43,100	50,000	248,800	187,950	1,280,700
Payments on long-term debt	(18,400)	(47,750)	(184,100)	(175,250)	(1,238,059)
Payments of financing costs	(14,720)		(9,682)		(16,946)
Value of shares withheld for share-based compensation	(1)	(42)	(93)	(477)	(121)
Dividend to Ascent Capital	(5,000)		(5,000)	(5,000)	(5,000)
Net cash provided by financing activities	4,979	2,208	49,925	7,223	20,574
Net increase in cash, cash equivalents and restricted cash	21,779	24,935	(819)	966	171
Cash, cash equivalents and restricted cash at beginning of period	1,886	2,705	2,705	1,739	1,568
Cash, cash equivalents and restricted cash at end of period	23,665	27,640	1,886	2,705	1,739
Subsidiary Guarantors
Operating activities:
Net cash provided by operating activities	198	295	1,934	2,854	9,143
Investing activities:
Capital expenditures	0	(306)	(576)	(1,180)	(1,181)
Cost of subscriber accounts acquired	(305)	(232)	(1,464)	(2,515)	(7,591)
Net cash used in investing activities	(305)	(538)	(2,040)	(3,695)	(8,772)
Financing activities:
Proceeds from long-term debt	0	0	0	0	0
Payments on long-term debt	0	0	0	0	0
Payments of financing costs	0		0		0
Value of shares withheld for share-based compensation	0	0	0	0	0
Dividend to Ascent Capital	0		0	0	0
Net cash provided by financing activities	0	0	0	0	0
Net increase in cash, cash equivalents and restricted cash	(107)	(243)	(106)	(841)	371
Cash, cash equivalents and restricted cash at beginning of period	491	597	597	1,438	1,067
Cash, cash equivalents and restricted cash at end of period	384	354	491	597	1,438
Non-Guarantors
Operating activities:
Net cash provided by operating activities	0	0	0	0	0
Investing activities:
Capital expenditures	0	0	0	0	0
Cost of subscriber accounts acquired	0	0	0	0	0
Net cash used in investing activities	0	0	0	0	0
Financing activities:
Proceeds from long-term debt	0	0	0	0	0
Payments on long-term debt	0	0	0	0	0
Payments of financing costs	0		0		0
Value of shares withheld for share-based compensation	0	0	0	0	0
Dividend to Ascent Capital	0		0	0	0
Net cash provided by financing activities	0	0	0	0	0
Net increase in cash, cash equivalents and restricted cash	0	0	0	0	0
Cash, cash equivalents and restricted cash at beginning of period	0	0	0	0	0
Cash, cash equivalents and restricted cash at end of period	$ 0	$ 0	$ 0	$ 0	$ 0